Miscellaneous Financial Information (Unaudited) (Details) - USD ($) $ in Thousands		3 Months Ended										9 Months Ended		12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2016	Apr. 12, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cleco Power [Member]
Quarterly Information [Line Items]
Operating revenue, net		$ 269,017	$ 345,131		$ 278,343		$ 266,682	$ 279,122	$ 345,189	$ 288,885	$ 295,271			$ 1,159,173	$ 1,208,467	$ 1,268,649
Operating income (loss)		59,156	99,420		(81,841)		52,265	54,321	103,966	70,243	65,670			129,000	294,201	299,715
Net (loss) income		26,906	52,572		(61,229)		20,879	22,270	58,661	31,813	28,605			39,128	141,350	154,316
Contributions from member/parent		0	0		50,000		0									138,080
Distributions to member/parent		25,000	50,000		$ 10,000		25,000	35,000	40,000	35,000	25,000			$ 110,000	135,000	115,000
Predecessor [Member]
Quarterly Information [Line Items]
Operating revenue, net	$ 32,903					$ 299,870	266,968	279,403	345,468	289,074	295,457				1,209,402	1,269,485
Operating income (loss)	(29,832)					20,363	50,192	52,162	102,572	69,884	62,722				287,339	286,032
Net (loss) income	(23,328)					$ (3,960)	19,368	$ 21,850	$ 54,663	$ 30,234	$ 26,922				$ 133,669	$ 154,739
Contributions from member/parent	0						0
Distributions to member/parent	$ 0						$ 0
Successor [Member]
Quarterly Information [Line Items]
Operating revenue, net		266,642	342,860	$ 243,502									$ 853,005
Operating income (loss)		53,299	93,143	(110,148)									36,291
Net (loss) income		18,180	39,621	(81,914)								$ (24,113)	$ (24,113)
Contributions from member/parent		0	0	100,720
Distributions to member/parent		$ 32,765	$ 28,000	$ 28,000								$ 88,765